Fair Value Measurement - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 18, 2018
Financial Assets
Investment in Cenovus Energy	$ 2,111	$ 1,462
Derivative Asset, Fair Value, Amount Offset Against Collateral	126	161
Carrying Amount [Member]
Financial Assets
Investment in Cenovus Energy	2,111	1,462
Available for sale debt securities at fair value	241		$ 0
Total loans and advances - related parties	339	468
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Total debt, excluding capital leases	14,175	14,191
Carrying Amount [Member] | Commodity Contract [Member]
Financial Assets
Derivative Asset, Fair Value, Amount Offset Against Collateral	125	170
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Commodity derivatives	106	$ 110
Fair Value [Member]
Financial Assets
Investment in Cenovus Energy	2,111		1,462
Available for sale debt securities at fair value	241		0
Total loans and advances - related parties	339		468
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Total debt, excluding capital leases	18,108		16,147
Fair Value [Member] | Commodity Contract [Member]
Financial Assets
Derivative Asset, Fair Value, Amount Offset Against Collateral	125		170
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Commodity derivatives	$ 106		$ 110